Prepayments (Details) - Schedule of prepayments - USD ($)		Mar. 31, 2023		Jun. 30, 2022		Jun. 30, 2021
Prepayments for
purchase of inventories		$ 580,729		$ 2,478,192		$ 1,835,126
advertising expenses		2,337,788	[1]	2,770,607	[1],[2]	1,958,275	[2]
warehouse lease	[3]			1,492,961
others		266,690		349,885		514,451
Total		$ 3,185,207		$ 7,091,645		$ 4,307,852

[1]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at March 31, 2023 and June 30, 2022, the Group had prepaid advertising expenses of US$2,337,788 and US$2,770,607, respectively. These contracts are to expire within 1 year from the balance sheet date.
[2]	The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to expire within 1 year from the balance sheet date.
[3]	As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. Subsequently in March 2023, the Group entered into an agreement with the third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised by end of the lease term.